Derivative Financial Instruments (Balance Sheet Classification Of Financial Instruments) (Details) - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Fair value hedging
Derivative [Line Items]
Derivative assets	$ 173	$ 12
Derivative liabilities	0
Fair value hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative assets	173	12
Fair value hedging | Deferred income taxes and other
Derivative [Line Items]
Derivative liabilities	0
Net investment hedging
Derivative [Line Items]
Derivative assets	319	207
Nonderivative hedging instruments	3,644	4,616
Net investment hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative assets	319	207
Net investment hedging | Long term debt due within one year (hedged item)
Derivative [Line Items]
Nonderivative hedging instruments	0	766
Net investment hedging | Long-term debt
Derivative [Line Items]
Nonderivative hedging instruments	3,644	3,850
Cash flow hedging
Derivative [Line Items]
Derivative assets	129	293
Derivative liabilities	738	611
Cash flow hedging | Other assets and deferred charges
Derivative [Line Items]
Derivative assets	129	293
Cash flow hedging | Accrued liabilities
Derivative [Line Items]
Derivative liabilities	0	1
Cash flow hedging | Deferred income taxes and other
Derivative [Line Items]
Derivative liabilities	$ 738	$ 610